UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23080

The Community Development Fund
(Exact name of registrant as specified in charter)
________

6255 Chapman Field Drive
Miami, Florida 33156
 (Address of principal executive offices) (Zip code)

Kenneth H. Thomas. Ph.D.
Community Development Fund Advisors, LLC
6255 Chapman Field Drive
Miami, Florida 33156
(Name and address of agent for service)

Copy To:
John J. O’Brien, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-844-445-4405

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Community Development Fund
 March 31, 2019
(Unaudited)
SCHEDULE OF INVESTMENTS

Description	Face Amount	Market Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 79.0%
FHLMC Multifamily - 19.8%
Pool K720, IO, 0.53%, 08/25/2022 (a)	$5,756,925	$82,201
Pool KSMC, IO, 0.71%, 01/25/2023 (a)	1,700,534	37,063
Pool K024, IO, 0.84%, 09/25/2022 (a)	1,838,703	44,371
Pool W5FL, IO, 2.71%, VAR LIBOR USD 1 Month+0.220%, 05/25/2025	1,805,909	1,793,994
Pool Q41874, 3.00%, 07/01/2046	1,556,398	1,551,468
Pool WN0011, 3.38%, 04/01/2030	784,435	809,771
Pool WA0500, 3.48%, 03/01/2047	2,544,059	2,487,355
Pool WA3207, 3.60%, 04/01/2030	2,245,414	2,361,083
Pool K088, 3.69%, 01/25/2029	1,000,000	1,058,819
		10,226,125

FNMA Multifamily - 16.7%
Pool AM0126, 2.68%, 08/01/2022	1,521,376	1,527,320
Pool AN6185, 2.93%, 07/01/2024	1,330,000	1,357,082
Pool AS7653, 3.00%, 07/01/2046	1,536,343	1,531,662
Pool AN5657, 3.30%, 07/01/2032	380,028	386,044
Pool AM5986, 3.44%, 06/01/2026	1,100,000	1,148,464
Pool 469683, 3.54%, 11/01/2021	1,093,556	1,121,645
Pool AM5197, 4.20%, 01/01/2030	1,436,929	1,571,479
		8,643,696

FNMA Single Family - 30.8%
Pool AS7484, 3.00%, 06/01/2046	960,292	957,664
Pool BC0962, 3.00%, 06/01/2046	1,638,454	1,633,462
Pool AS7476, 3.00%, 07/01/2046	631,603	629,182
Pool AS7647, 3.00%, 07/01/2046	981,957	978,965
Pool AS8262, 3.00%, 10/01/2046	832,524	829,769
Pool BC4723, 3.00%, 10/01/2046	1,687,969	1,682,827
Pool AS8465, 3.00%, 12/01/2046	961,396	958,467
Pool 30YR TBA, 3.50%, 04/01/2041	1,670,000	1,692,635
Pool AS8734, 3.50%, 01/01/2047	1,050,254	1,066,871
Pool AS9369, 3.50%, 03/01/2047	987,348	1,006,963
Pool AS9360, 3.50%, 04/01/2047	1,645,588	1,672,642
Pool CA0819, 3.50%, 11/01/2047	977,930	993,000
Pool CA1158, 3.50%, 02/01/2048	1,245,974	1,276,506
Pool CA1985, 4.00%, 06/01/2048	553,854	572,911
		15,951,864

GNMA Multifamily - 4.1%
Pool 2017-135, 2.60%, 08/16/2058	976,820	934,683
Pool 2017-74, 2.60%, 09/16/2058	1,243,310	1,193,461
		2,128,144

GNMA Single Family - 7.6%
Pool G2 AT5238, 3.00%, 06/20/2046	1,001,732	1,005,986
Pool G2 AU1724, 3.00%, 06/20/2046	622,564	625,271
Pool G2 AU1835, 3.00%, 08/20/2046	437,912	439,795
Pool G2 AS5883, 3.50%, 06/20/2046	662,734	676,824
Pool G2 AU1762, 3.50%, 07/20/2046	1,154,299	1,179,122
		3,926,998

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $41,552,081)		40,876,827

MORTGAGE-BACKED SECURITIES - 13.6%
FRESB Multifamily Mortgage Pass-Through Trust
2.61%, 09/25/2022	840,931	840,361
2.94%, 09/25/2027 (a)	937,169	933,020
2.96%, 10/25/2027 (a)	943,892	940,765
3.19%, 12/25/2025 (a)	1,000,000	1,018,943
3.42%, VAR LIBOR USD 1 Month+3.420% 09/25/2038	1,241,406	1,269,524

The Community Development Fund

March 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS

	Face Amount/Shares	Market Value
Description
3.88%, VAR LIBOR USD 1 Month+3.860% 08/25/2038	$1,995,128	$2,065,476

TOTAL MORTGAGE-BACKED SECURITIES
(COST $6,984,280)		7,068,089

MUNICIPAL BONDS - 6.1%
Massachusetts - 3.3%
Massachusetts State, Housing Finance Agency, RB
2.35%, 06/01/2020	1,000,000	996,220
2.60%, 12/01/2039 (b)	120,000	119,956
2.80%, 06/01/2020	305,000	305,756
3.04%, 12/01/2019	300,000	300,744
		1,722,676

New York - 2.8%
New York City, Housing Development Authority, RB
2.20%, 05/01/2020	750,000	746,483
2.35%, 11/01/2020	175,000	174,298
3.02%, 11/01/2022	525,000	532,749
		1,453,530

TOTAL MUNICIPAL BONDS
(COST $3,175,000)		3,176,206

ASSET-BACKED SECURITY - 0.5%
GM Financial Automobile Leasing Trust
2.79%, VAR ICE LIBOR USD 1 Month+0.300% 01/21/2020	258,050	258,063

TOTAL ASSET-BACKED SECURITY
(COST $258,034)		258,063

SHORT-TERM INVESTMENT - 3.7%
Money Market Fund - 3.7%
Fidelity Institutional Government Portfolio, Class I, 2.31% (c)	1,911,345	1,911,345

TOTAL SHORT-TERM INVESTMENT
(COST $1,911,345)		1,911,345

TOTAL INVESTMENTS (COST $53,880,740) - 102.9%		53,290,530
OTHER ASSETS AND LIABILITIES - (2.9)%		(1,518,900)
NET ASSETS - 100.0%		$51,771,630

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Notes	(31)	Jun-19	$(3,793,790)	$(3,850,781)	$ (56,991)
U.S. 2-Year Treasury Notes	(2)	Jul-19	(424,636)	(426,188)	(1,552)
U.S. 5-Year Treasury Notes	(2)	Jul-19	(229,339)	(231,656)	(2,317)
U.S. Long Treasury Bond	(11)	Jun-19	(1,600,128)	(1,646,219)	(46,091)
Ultra 10-Year U.S. Treasury Notes	(14)	Jun-19	(1,815,117)	(1,858,938)	(43,821)
			$(7,863,010)	$(8,013,782)	$(150,772)

The Community Development Fund

March 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(c)	Rate shown is the 7-day effective yield as of March 31, 2019.

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only
LIBOR — London Interbank Offered Rate
RB — Revenue Bond
TBA — To Be Announced
USD — United States Dollar
VAR — Variable Rate

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at March 31, 2019:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$40,876,827	$—	$40,876,827
Mortgage-Backed Securities	—	7,068,089	—	7,068,089
Municipal Bonds	—	3,176,206	—	3,176,206
Asset-Backed Security	—	258,063	—	258,063
Short-Term Investment	1,911,345	—	—	1,911,345
Total Investments in Securities	$1,911,345	$51,379,185	$—	$53,290,530

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts†
Unrealized Depreciation	$(150,772)	$—	$—	$(150,772)
Total Other Financial Instruments	$(150,772)	$—	$—	$(150,772)

† Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities. All transfers, if any, are recognized by the Fund at period end.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Development Fund

By (Signature and Title)	/s/ Kenneth H. Thomas
Kenneth H. Thomas, Ph.D., President

Date: May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kenneth H. Thomas
Kenneth H. Thomas, Ph.D., President

Date: May 30, 2019

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer & CFO

Date: May 30, 2019